OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008

January 3, 2018

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Oppenheimer Equity Income Fund (the “Registrant”) Reg. No. 333-16881; File No. 811-04797

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act“), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 27, 2017.

Sincerely,
/s/ Emily Petkun Ast
Emily Petkun Ast Vice President and Associate General Counsel 212-323-5086 east@ofiglobal.com

cc:	Kramer Levin Naftalis & Frankel LLP Gloria LaFond Taylor Edwards, Esq.